JPMorgan Equity Index Fund Expense Example - A C I Shares [Member] - JPMorgan Equity Index Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 569
Expense Example, with Redemption, 3 Years	699
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	1,254
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	214
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,226
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	$ 451